STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (616,654)	$ (12,766)	$ (30,489)	$ (17,616)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Depreciation	2,026	210	420	420
Bad debt expense – related party	24,800
Loss on disposal of assets	250
Stock-based compensation expense	4,200
Changes in operating assets and liabilities:
Other assets	(41,326)
Other assets-related party	(13,500)
Accounts payable	35,948	2,751	10,908
Accounts payable – related party	(2,350)		2,350
Accrued liabilities	4,159		137
Deferred rent	10,880
Net cash used in operating activities	(591,567)	(9,805)	(16,674)	(17,196)
Cash Flows From Investing Activities:
Purchase of property and equipment	(16,823)
Purchase of oil and gas properties	(475,000)
Capital expenditures on oil and gas properties	(1,375,000)
Loan to affiliated company		(9,600)	(9,800)	(15,000)
Net cash used in investing activities	(1,866,823)	(9,600)	(9,800)	(15,000)
Cash Flows From Financing Activities:
Advances from officer		1,500
Short term debt from related parties	110,557		8,100
Short term payments to related parties	(156,108)
Purchase of treasury stock	(9,126)
Proceeds from issuance of common stock	3,349,203
Net cash provided by (used for)financing activities	3,294,526	1,500	8,100
Net Increase (Decrease) In Cash	836,136	(17,905)	(18,374)	(32,196)
Cash At The Beginning Of The Period	392	18,766	18,766	50,962
Cash At The End Of The Period	836,528	861	392	18,766
Schedule of Non-Cash Investing and Financing Activities
Conversion of accounts payable into notes payable			3,250
Supplemental Disclosure
Cash paid for interest	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0